LOGO: ZURICH LIFE

ZURICH KEMPER
Lifeinvestor SM
A Flexible Premium Variable Universal Life Insurance Policy

2001
Semi-Annual
Report

Includes semi-annual
reports for:

The Alger American Fund
American Century Variable Portfolios, Inc.
Deutsche Asset Management VIT Funds
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Life & Annuity Index Fund DBA Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund
Franklin Templeton Variable Insurance Products Trust
Fidelity Variable Insurance Products Fund
INVESCO Variable Investment Funds, Inc.
Janus Aspen Series
Scudder Variable Series I
Scudder Variable Series II

Zurich Kemper Lifeinvestor SM is a flexible premium variable universal life insurance policy underwritten by Kemper Investors Life Insurance Company, a Zurich Life company, Schaumburg, IL, policy form series L-8521.
Securities distributed by Investors Brokerage Services, Inc.

Zurich Life. The way life should be. ®

LOGO: IMSA

LINVST-SAN (08/01)

LOGO: ZURICH LIFE

1600 McConnor Parkway
Schaumburg, IL 60196-6801